UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22632

Exact name of registrant as specified in charter:	Prudential Short Duration High Yield Fund, Inc.

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	5/31/2016

Date of reporting period:	2/29/2016

Item 1. Schedule of Investments

Prudential Short Duration High Yield Fund, Inc.

Schedule of Investments

as of February 29, 2016 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 130.0%
BANK LOANS(a) — 3.2%
Chemicals — 1.1%
Axalta Coating Systems US Holdings, Inc.	3.750%	02/01/20	895	$883,889
MacDermid, Inc.	5.500%	06/07/20	5,686	5,173,863

				6,057,752

Foods — 0.3%
Albertson’s LLC	5.500%	03/21/19	1,350	1,328,576

Gaming — 0.4%
MGM Resorts International	3.500%	12/20/19	1,940	1,920,197

Metals — 0.2%
Murray Energy Corp.	7.500%	04/16/20	2,533	1,010,989

Technology — 0.8%
BMC Software Finance, Inc.	5.000%	09/10/20	3,302	2,633,575
Kronos, Inc.	9.750%	04/30/20	1,865	1,807,658

				4,441,233

Telecommunications — 0.4%
Communications Sales & Leasing, Inc.	5.000%	10/24/22	2,562	2,382,776

TOTAL BANK LOANS (cost $19,640,406)				17,141,523

CORPORATE BONDS — 126.8%
Airlines — 2.3%
Continental Airlines, Inc., Pass-Through Trust, Series 2012-3, Class C, Pass-Through Certificates(b)	6.125%	04/29/18	8,800	9,086,000
United Airlines, Pass-Through Trust, Series 2007-1, Class A, Pass-Through Certificates	6.636%	07/02/22	3,076	3,229,572

				12,315,572

Auto Manufacturers — 0.5%
Fiat Chrysler Automobiles NV (United Kingdom), Sr. Unsec’d. Notes	4.500%	04/15/20	1,050	1,034,250
Jaguar Land Rover Automotive PLC (United Kingdom), Gtd. Notes, 144A	4.250%	11/15/19	1,600	1,608,000

				2,642,250

Auto Parts & Equipment — 2.9%
American Axle & Manufacturing, Inc., Gtd. Notes(b)	5.125%	02/15/19	2,650	2,630,125
American Axle & Manufacturing, Inc., Gtd. Notes	7.750%	11/15/19	3,020	3,216,300
Meritor, Inc., Gtd. Notes	6.750%	06/15/21	1,200	1,032,000
Schaeffler Holding Finance BV (Germany), Sr. Sec’d. Notes, PIK, 144A	6.250%	11/15/19	1,200	1,249,500
Schaeffler Holding Finance BV (Germany), Sr. Sec’d. Notes, PIK, 144A	6.875%	08/15/18	6,850	7,021,250
ZF North America Capital, Inc. (Germany), Gtd. Notes, 144A	4.000%	04/29/20	250	251,562

				15,400,737

Banks — 0.8%
CIT Group, Inc., Sr. Unsec’d. Notes(b)	4.250%	08/15/17	4,175	4,256,413

Beverages — 1.7%
Constellation Brands, Inc., Gtd. Notes	3.875%	11/15/19	2,025	2,097,293
Constellation Brands, Inc., Gtd. Notes(b)	7.250%	09/01/16	3,052	3,138,677

Cott Beverages, Inc. (Canada), Gtd. Notes(b)	6.750%	01/01/20	3,875	4,078,437

				9,314,407

Building Materials — 5.1%
Cemex Espana SA (Mexico), Sr. Sec’d. Notes, 144A(b)	9.875%	04/30/19	5,000	5,248,000
Standard Industries, Inc., Sr. Unsec’d. Notes, 144A (original cost $675,000; purchased 02/18/16)(c)(d)	5.125%	02/15/21	675	688,500
Summit Materials LLC/Summit Materials Finance Corp., Sr. Unsec’d. Notes, 144A	8.500%	04/15/22	1,750	1,741,250
Unifrax I LLC/Unifrax Holding Co., Gtd. Notes, 144A (original cost $9,944,030; purchased 05/14/14-07/28/14)(c)(d)	7.500%	02/15/19	9,538	7,344,260
US Concrete, Inc., Sr. Sec’d. Notes(b)	8.500%	12/01/18	7,675	7,943,625
USG Corp., Gtd. Notes, 144A	5.875%	11/01/21	788	817,550
USG Corp., Sr. Unsec’d. Notes	9.750%	01/15/18	3,600	4,009,500

				27,792,685

Capital Goods — 0.2%
Michael Baker International LLC/CDL Acquisition Co., Inc., Sr. Sec’d. Notes, 144A(b)	8.250%	10/15/18	1,325	1,126,250

Chemicals — 3.7%
Axalta Coating Systems US Holdings, Inc./Axalta Coating Systems Dutch Holdings BV, Gtd. Notes, 144A(b)	7.375%	05/01/21	11,626	12,352,625
Chemtura Corp., Gtd. Notes	5.750%	07/15/21	1,984	1,954,240
Hexion, Inc., Sr. Sec’d. Notes	8.875%	02/01/18	1,190	788,375
Kissner Milling Co., Ltd. (Canada), Sr. Sec’d. Notes, 144A (original cost $3,650,210; purchased 05/15/14-06/18/15)(c)(d)	7.250%	06/01/19	3,601	3,195,887
Rentech Nitrogen Partners LP/Rentech Nitrogen Finance Corp., Sec’d. Notes, 144A(b)	6.500%	04/15/21	1,655	1,555,700

				19,846,827

Commercial Services — 4.2%
Hertz Corp. (The), Gtd. Notes(b)	4.250%	04/01/18	3,875	3,816,875
Hertz Corp. (The), Gtd. Notes	6.750%	04/15/19	925	922,789
Hertz Corp. (The), Gtd. Notes(b)	7.500%	10/15/18	2,400	2,430,000
Laureate Education, Inc., Gtd. Notes, 144A	10.000%	09/01/19	3,875	1,976,250
Safway Group Holding LLC/Safway Finance Corp., Sec’d. Notes, 144A(b)	7.000%	05/15/18	7,474	7,567,425
Service Corp. International, Sr. Unsec’d. Notes(b)	7.625%	10/01/18	5,403	6,024,345

				22,737,684

Distribution/Wholesale — 0.8%
HD Supply, Inc., Gtd. Notes	11.500%	07/15/20	3,500	3,867,500
Rexel SA (France), Sr. Unsec’d. Notes, 144A	5.250%	06/15/20	375	376,875

				4,244,375

Diversified Financial Services — 5.1%
Ally Financial, Inc., Sub. Notes	8.000%	12/31/18	2,975	3,235,312
CoreLogic, Inc., Gtd. Notes(b)	7.250%	06/01/21	5,277	5,481,484
Denali Borrower LLC/Denali Finance Corp., Sr. Sec’d. Notes, 144A	5.625%	10/15/20	1,850	1,946,182
International Lease Finance Corp., Sr. Unsec’d. Notes(b)	3.875%	04/15/18	1,350	1,352,531
International Lease Finance Corp., Sr. Unsec’d. Notes	6.250%	05/15/19	600	643,500
International Lease Finance Corp., Sr. Unsec’d. Notes(b)	8.875%	09/01/17	4,000	4,295,000
KCG Holdings, Inc., Sr. Sec’d. Notes, 144A	6.875%	03/15/20	1,050	887,250
Navient Corp., Sr. Unsec’d. Notes, MTN	8.000%	03/25/20	425	419,688
Navient Corp., Sr. Unsec’d. Notes, MTN(b)	8.450%	06/15/18	4,550	4,848,616

OneMain Financial Holdings, Inc., Gtd. Notes, 144A(b)	6.750%	12/15/19	4,400	4,163,500

				27,273,063

Electric — 4.9%
AES Corp., Sr. Unsec’d. Notes	7.375%	07/01/21	1,250	1,303,125
DPL, Inc., Sr. Unsec’d. Notes	6.500%	10/15/16	115	116,438
DPL, Inc., Sr. Unsec’d. Notes	6.750%	10/01/19	1,160	1,162,900
DPL, Inc., Sr. Unsec’d. Notes	7.250%	10/15/21	3,350	3,291,375
Dynegy, Inc., Gtd. Notes(b)	6.750%	11/01/19	5,725	5,306,359
GenOn Energy, Inc., Sr. Unsec’d. Notes	7.875%	06/15/17	750	624,375
GenOn Energy, Inc., Sr. Unsec’d. Notes	9.500%	10/15/18	2,625	1,706,250
GenOn Energy, Inc., Sr. Unsec’d. Notes	9.875%	10/15/20	1,400	847,000
Mirant Mid Atlantic Trust, Series B, Pass-Through Certificates	9.125%	06/30/17	2,285	2,181,862
NRG Energy, Inc., Gtd. Notes(b)	7.625%	01/15/18	6,850	7,098,312
NRG REMA LLC, Series B, Pass-Through Certificates(d)(e)	9.237%	07/02/17	2,062	2,020,706
NRG REMA LLC, Series C, Pass-Through Certificates(b)	9.681%	07/02/26	1,100	1,067,000

				26,725,702

Electrical Components & Equipment — 0.5%
Anixter, Inc., Gtd. Notes(b)	5.625%	05/01/19	1,500	1,567,500
International Wire Group Holdings, Inc., Sec’d. Notes, 144A(b)	8.500%	10/15/17	1,000	990,000

				2,557,500

Electronics — 0.1%
Jabil Circuit, Inc., Sr. Unsec’d. Notes	5.625%	12/15/20	690	714,150

Entertainment — 9.3%
CCM Merger, Inc., Gtd. Notes, 144A (original cost $3,999,595; purchased 09/04/13-11/17/15)(c)(d)	9.125%	05/01/19	3,818	3,884,815
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., Gtd. Notes(b)	5.250%	03/15/21	4,350	4,496,812
Cinemark USA, Inc., Gtd. Notes	7.375%	06/15/21	2,322	2,432,295
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes(b)	4.375%	11/01/18	3,775	3,798,594
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	4.875%	11/01/20	2,000	2,024,400
Greektown Holdings LLC/Greektown Mothership Corp., Sr. Sec’d. Notes, 144A(d)	8.875%	03/15/19	2,025	1,974,375
Isle of Capri Casinos, Inc., Gtd. Notes(b)	8.875%	06/15/20	8,160	8,568,000
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., Sr. Sec’d. Notes, 144A (original cost $4,651,513; purchased 07/30/13-08/25/15)(b)(c)(d)	5.000%	08/01/18	4,550	4,595,500
National CineMedia LLC, Sr. Sec’d. Notes	6.000%	04/15/22	1,310	1,362,400
National CineMedia LLC, Sr. Unsec’d. Notes	7.875%	07/15/21	1,500	1,556,250
Peninsula Gaming LLC/Peninsula Gaming Corp., Gtd. Notes, 144A	8.375%	02/15/18	4,000	4,060,000
Penn National Gaming, Inc., Sr. Unsec’d. Notes	5.875%	11/01/21	1,550	1,508,336
Pinnacle Entertainment, Inc., Gtd. Notes	7.500%	04/15/21	1,050	1,092,000
Pinnacle Entertainment, Inc., Gtd. Notes(b)	8.750%	05/15/20	4,481	4,677,044
Scientific Games Corp., Gtd. Notes(b)	8.125%	09/15/18	5,075	3,958,500

				49,989,321

Environmental Control — 0.2%
Clean Harbors, Inc., Gtd. Notes	5.250%	08/01/20	850	852,125

Food — 3.4%
Bertin SA/Bertin Finance Ltd. (Brazil), Gtd. Notes, 144A	10.250%	10/05/16	1,300	1,332,500

Diamond Foods, Inc., Gtd. Notes, 144A	7.000%	03/15/19	5,750	5,951,250
JBS Investments GmbH (Brazil), Gtd. Notes, 144A	7.750%	10/28/20	2,000	1,925,000
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A (original cost $3,784,375; purchased 06/17/14)(b)(c)(d)	7.250%	06/01/21	3,500	3,386,250
Shearer’s Foods LLC/Chip Finance Corp., Sr. Sec’d. Notes, 144A	9.000%	11/01/19	2,900	3,052,250
Smithfield Foods, Inc., Sr. Unsec’d. Notes, 144A(b)	5.250%	08/01/18	2,300	2,340,250
Smithfield Foods, Inc., Sr. Unsec’d. Notes, 144A	5.875%	08/01/21	500	508,595

				18,496,095

Food Service — 0.2%
ARAMARK Services, Inc., Gtd. Notes	5.750%	03/15/20	910	939,575

Forest Products & Paper — 0.8%
Smurfit Kappa Acquisitions (Ireland), Gtd. Notes, 144A	4.875%	09/15/18	3,450	3,563,850
Tembec Industries, Inc. (Canada), Sr. Sec’d. Notes, 144A	9.000%	12/15/19	1,575	1,015,875

				4,579,725

Gas — 0.3%
AmeriGas Partners LP/AmeriGas Eagle Finance Corp., Sr. Unsec’d. Notes	6.500%	05/20/21	1,725	1,720,688

Healthcare-Products — 1.7%
ConvaTec Finance International SA (Luxembourg), Gtd. Notes, PIK, 144A	8.250%	01/15/19	1,235	1,089,888
ConvaTec Healthcare E SA (Luxembourg), Gtd. Notes, 144A	10.500%	12/15/18	4,115	4,217,875
Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Gtd. Notes, 144A	4.875%	04/15/20	3,775	3,737,250

				9,045,013

Healthcare-Services — 7.7%
Centene Escrow Corp., Sr. Unsec’d. Notes, 144A	5.625%	02/15/21	2,375	2,481,875
CHS/Community Health Systems, Inc., Gtd. Notes(b)	8.000%	11/15/19	10,950	10,347,750
HCA Holdings, Inc., Sr. Unsec’d. Notes	6.250%	02/15/21	1,000	1,057,500
HCA, Inc., Gtd. Notes(b)	8.000%	10/01/18	1,855	2,085,725
HCA, Inc., Sr. Sec’d. Notes(b)	3.750%	03/15/19	3,075	3,132,349
HCA, Inc., Sr. Sec’d. Notes	4.250%	10/15/19	1,625	1,673,750
Kindred Healthcare, Inc., Gtd. Notes	8.000%	01/15/20	6,350	5,873,750
Select Medical Corp., Gtd. Notes	6.375%	06/01/21	3,000	2,700,000
Tenet Healthcare Corp., Sr. Sec’d. Notes(b)	6.250%	11/01/18	5,400	5,683,500
Tenet Healthcare Corp., Sr. Unsec’d. Notes	5.000%	03/01/19	4,775	4,560,125
Tenet Healthcare Corp., Sr. Unsec’d. Notes	6.750%	02/01/20	925	888,000
Tenet Healthcare Corp., Sr. Unsec’d. Notes	8.000%	08/01/20	1,000	1,010,000

				41,494,324

Home Builders — 8.8%
Beazer Homes USA, Inc., Gtd. Notes	5.750%	06/15/19	3,450	2,777,250
Beazer Homes USA, Inc., Sr. Sec’d. Notes(b)	6.625%	04/15/18	7,275	7,311,375
Brookfield Residential Properties, Inc. (Canada), Gtd. Notes, 144A	6.500%	12/15/20	2,765	2,516,150
CalAtlantic Group, Inc., Gtd. Notes(b)	8.375%	05/15/18	4,200	4,609,500
CalAtlantic Group, Inc., Gtd. Notes(b)	10.750%	09/15/16	3,225	3,362,062
D.R. Horton, Inc., Gtd. Notes(b)	4.750%	05/15/17	3,000	3,088,200
KB Home, Gtd. Notes(b)	4.750%	05/15/19	5,659	5,404,345
KB Home, Gtd. Notes	7.250%	06/15/18	2,000	2,080,000
Lennar Corp., Gtd. Notes(b)	4.500%	06/15/19	2,600	2,673,112
Lennar Corp., Gtd. Notes	4.500%	11/15/19	1,000	1,030,620
Lennar Corp., Gtd. Notes(b)	4.750%	12/15/17	5,075	5,201,875

M/I Homes, Inc., Gtd. Notes	6.750%	01/15/21	2,075	2,007,563
Toll Brothers Finance Corp., Gtd. Notes	4.000%	12/31/18	400	409,000
Toll Brothers Finance Corp., Gtd. Notes(b)	8.910%	10/15/17	1,600	1,760,000
William Lyon Homes, Inc., Gtd. Notes	5.750%	04/15/19	1,350	1,228,500
William Lyon Homes, Inc., Gtd. Notes	8.500%	11/15/20	2,300	2,288,500

				47,748,052

Household Products/Wares — 0.7%
Jarden Corp., Gtd. Notes(b)	7.500%	05/01/17	3,750	3,839,063

Internet — 1.1%
Ancestry.com, Inc., Gtd. Notes	11.000%	12/15/20	3,300	3,473,250
Zayo Group LLC/Zayo Capital, Inc., Gtd. Notes	10.125%	07/01/20	2,254	2,417,415

				5,890,665

Iron/Steel — 1.8%
AK Steel Corp., Sr. Sec’d. Notes(b)	8.750%	12/01/18	3,641	3,313,310
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	5.500%	02/25/17	4,435	4,468,262
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	10.850%	06/01/19	980	1,031,450
United States Steel Corp., Sr. Unsec’d. Notes	7.000%	02/01/18	1,000	790,000

				9,603,022

Leisure Time — 0.6%
NCL Corp. Ltd., Sr. Unsec’d. Notes, 144A	4.625%	11/15/20	1,725	1,677,563
NCL Corp. Ltd., Sr. Unsec’d. Notes, 144A	5.250%	11/15/19	1,800	1,800,000

				3,477,563

Lodging — 3.9%
Boyd Gaming Corp., Gtd. Notes	9.000%	07/01/20	2,389	2,520,395
MGM Resorts International, Gtd. Notes(b)	8.625%	02/01/19	6,280	7,112,100
MGM Resorts International, Gtd. Notes(b)	10.000%	11/01/16	7,000	7,323,750
Station Casinos LLC, Gtd. Notes	7.500%	03/01/21	4,141	4,322,169

				21,278,414

Machinery-Construction & Mining — 0.4%
Terex Corp., Gtd. Notes	6.000%	05/15/21	750	708,750
Terex Corp., Gtd. Notes	6.500%	04/01/20	1,500	1,425,000

				2,133,750

Machinery-Diversified — 1.2%
Cleaver-Brooks, Inc., Sr. Sec’d. Notes, 144A (original cost $3,350,250; purchased 03/21/14-02/26/16)(b)(c)(d)	8.750%	12/15/19	3,400	3,153,500
CNH Industrial Capital LLC, Gtd. Notes(b)	4.375%	11/06/20	1,900	1,824,000
SPX FLOW, Inc., Gtd. Notes	6.875%	09/01/17	1,525	1,566,938

				6,544,438

Media — 13.2%
AMC Networks, Inc., Gtd. Notes(b)	7.750%	07/15/21	8,815	9,321,862
Cablevision Systems Corp., Sr. Unsec’d. Notes(b)	7.750%	04/15/18	2,250	2,311,875
Cablevision Systems Corp., Sr. Unsec’d. Notes(b)	8.625%	09/15/17	7,300	7,759,900
Carlson Travel Holdings, Inc., Sr. Unsec’d. Notes, PIK, 144A (original cost $3,812,250; purchased 06/26/14-08/04/14)(b)(c)(d)	7.500%	08/15/19	3,800	3,306,000
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes(b)	6.500%	04/30/21	4,500	4,677,188
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes(b)	7.000%	01/15/19	4,648	4,748,862

CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes	7.375%	06/01/20	4,000	4,162,000
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	6.375%	09/15/20	4,175	4,086,281
Clear Channel Worldwide Holdings, Inc., Series A, Gtd. Notes	7.625%	03/15/20	215	174,956
Cogeco Communications, Inc. (Canada), Gtd. Notes, 144A	4.875%	05/01/20	2,500	2,525,000
DISH DBS Corp., Gtd. Notes(b)	4.250%	04/01/18	4,590	4,624,425
DISH DBS Corp., Gtd. Notes	4.625%	07/15/17	1,800	1,840,500
DISH DBS Corp., Gtd. Notes(b)	7.875%	09/01/19	1,000	1,083,240
Entercom Radio LLC, Gtd. Notes	10.500%	12/01/19	4,000	4,110,000
Harron Communications LP/Harron Finance Corp., Sr. Unsec’d. Notes, 144A (original cost $8,110,275; purchased 04/14/15-06/24/15)(b)(c)(d)	9.125%	04/01/20	7,406	7,767,042
Numericable-SFR SAS (France), Sr. Sec’d. Notes, 144A(b)	4.875%	05/15/19	4,655	4,652,673
Sinclair Television Group, Inc., Gtd. Notes	5.375%	04/01/21	875	887,031
Sinclair Television Group, Inc., Gtd. Notes	6.375%	11/01/21	560	581,000
TEGNA, Inc., Gtd. Notes	5.125%	10/15/19	650	689,000
Univision Communications, Inc., Gtd. Notes, 144A (original cost $1,770,711; purchased 08/26/15-09/08/15)(b)(c)(d)	8.500%	05/15/21	1,690	1,698,450

				71,007,285

Mining — 2.2%
Alamos Gold, Inc. (Canada), Sec’d. Notes, 144A(b)	7.750%	04/01/20	1,500	1,271,250
Alcoa, Inc., Sr. Unsec’d. Notes(b)	6.750%	07/15/18	3,000	3,127,500
Kaiser Aluminum Corp., Gtd. Notes	8.250%	06/01/20	1,200	1,248,000
Lundin Mining Corp. (Canada), Sr. Sec’d. Notes, 144A(b)	7.500%	11/01/20	3,825	3,385,125
New Gold, Inc. (Canada), Gtd. Notes, 144A	7.000%	04/15/20	1,325	1,111,344
Teck Resources Ltd. (Canada), Gtd. Notes	3.150%	01/15/17	1,850	1,785,250

				11,928,469

Miscellaneous Manufacturing — 1.5%
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A(b)	7.500%	03/15/18	2,633	2,514,515
Koppers, Inc., Gtd. Notes(b)	7.875%	12/01/19	5,494	5,411,590

				7,926,105

Oil & Gas — 1.2%
Pacific Exploration and Production Corp. (Colombia), Gtd. Notes, 144A	7.250%	12/12/21	200	23,000
Sunoco LP/Sunoco Finance Corp., Gtd. Notes, 144A	5.500%	08/01/20	850	811,750
Tesoro Corp., Gtd. Notes(b)	4.250%	10/01/17	3,675	3,730,125
Western Refining, Inc., Gtd. Notes	6.250%	04/01/21	976	780,800
WPX Energy, Inc., Sr. Unsec’d. Notes	7.500%	08/01/20	1,525	960,750

				6,306,425

Oil & Gas Services — 0.2%
PHI, Inc., Gtd. Notes	5.250%	03/15/19	700	574,000
SESI LLC, Gtd. Notes	6.375%	05/01/19	1,165	795,113

				1,369,113

Packaging & Containers — 5.8%
AEP Industries, Inc., Sr. Unsec’d. Notes(b)	8.250%	04/15/19	5,100	5,202,000
Ardagh Packaging Finance PLC (Ireland), Gtd. Notes, 144A	9.125%	10/15/20	3,000	3,097,500
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Gtd. Notes, 144A	6.250%	01/31/19	650	635,375
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Gtd. Notes, 144A	9.125%	10/15/20	2,275	2,346,094

Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II IS (New Zealand), Gtd. Notes, 144A	6.000%	06/15/17		1,150	1,145,687
Coveris Holdings SA (Luxembourg), Gtd. Notes, 144A	7.875%	11/01/19		650	516,750
Greif, Inc., Sr. Unsec’d. Notes(b)	6.750%	02/01/17		1,200	1,239,000
Greif, Inc., Sr. Unsec’d. Notes(b)	7.750%	08/01/19		6,050	6,700,375
PaperWorks Industries, Inc., Sr. Sec’d. Notes, 144A(b)	9.500%	08/15/19		3,000	2,527,500
Plastipak Holdings, Inc., Sr. Unsec’d. Notes, 144A (original cost $2,506,125; purchased 11/04/15-02/09/16)(b)(c)(d)	6.500%	10/01/21		2,550	2,448,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group LU (New Zealand), Gtd. Notes	9.875%	08/15/19		4,000	4,120,000
Sealed Air Corp., Gtd. Notes, 144A	6.500%	12/01/20		1,045	1,170,400

					31,148,681

Pharmaceuticals — 2.3%
Allergan, Inc., Gtd. Notes(b)	1.350%	03/15/18		2,240	2,217,972
Capsugel SA, Sr. Unsec’d. Notes, PIK, 144A	7.000%	05/15/19		3,700	3,704,625
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A(b)	5.375%	03/15/20		4,025	3,642,625
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	6.375%	10/15/20		900	825,750
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	7.500%	07/15/21		2,250	2,120,625

					12,511,597

Pipelines — 0.4%
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A (original cost $2,144,688; purchased 01/10/13-05/02/13)(b)(c)(d)	6.000%	01/15/19		2,150	2,010,250

Real Estate — 0.3%
Realogy Group LLC/Realogy Co-issuer Corp., Gtd. Notes, 144A	5.250%	12/01/21		1,425	1,448,156

Real Estate Investment Trusts (REITs) — 0.7%
DuPont Fabros Technology LP, Gtd. Notes	5.875%	09/15/21		1,991	2,070,640
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes	6.375%	02/15/22		1,500	1,545,000

					3,615,640

Retail — 4.1%
AmeriGas Finance LLC/AmeriGas Finance Corp., Gtd. Notes	6.750%	05/20/20		300	304,500
Claire’s Stores, Inc., Sr. Sec’d. Notes, 144A	6.125%	03/15/20		400	196,000
Claire’s Stores, Inc., Sr. Sec’d. Notes, 144A(b)	9.000%	03/15/19		4,200	2,404,500
Dollar Tree, Inc., Gtd. Notes, 144A	5.250%	03/01/20		700	735,000
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp., Sr. Unsec’d. Notes	8.625%	06/15/20		1,300	1,131,000
L Brands, Inc., Gtd. Notes	8.500%	06/15/19		975	1,141,969
Landry’s, Inc., Gtd. Notes, 144A (original cost $9,930,756; purchased 05/27/14-02/22/16)(b)(c)(d)	9.375%	05/01/20		9,195	9,631,763
THOM Europe SAS (France), Sr. Sec’d. Notes, 144A	7.375%	07/15/19	EUR	4,000	4,481,963
Yum! Brands, Inc., Sr. Unsec’d. Notes	3.875%	11/01/20		2,400	2,310,000

					22,336,695

Semiconductors — 2.5%
Freescale Semiconductor, Inc., Sr. Sec’d. Notes, 144A	5.000%	05/15/21		1,050	1,086,750
Freescale Semiconductor, Inc., Sr. Sec’d. Notes, 144A	6.000%	01/15/22		7,160	7,598,550

NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A(b)	4.125%	06/15/20	4,650	4,702,777

				13,388,077

Software — 5.4%
Audatex North America, Inc., Gtd. Notes, 144A	6.000%	06/15/21	9,825	9,923,250
Emdeon, Inc., Gtd. Notes(b)	11.000%	12/31/19	8,000	8,200,000
First Data Corp., Sr. Sec’d. Notes, 144A	6.750%	11/01/20	5,223	5,512,876
Infor U.S., Inc., Sr. Sec’d. Notes, 144A (original cost $5,345,725; purchased 08/11/15-02/22/16)(b)(c)(d)	5.750%	08/15/20	5,340	5,380,050

				29,016,176

Technology — 0.5%
Jabil Circuit, Inc., Sr. Unsec’d. Notes	8.250%	03/15/18	2,700	2,922,750

Telecommunications — 10.9%
CenturyLink, Inc., Sr. Unsec’d. Notes, Series N	6.000%	04/01/17	1,100	1,135,200
Clearwire Communications LLC/Clearwire Finance, Inc., Sr. Sec’d. Notes, 144A(b)	14.750%	12/01/16	4,750	5,141,875
CommScope Holding Co., Inc., Sr. Unsec’d. Notes, PIK, 144A(b)	6.625%	06/01/20	4,355	4,442,100
CommScope, Inc., Sr. Sec’d. Notes, 144A(b)	4.375%	06/15/20	3,975	4,044,562
Embarq Corp., Sr. Unsec’d. Notes (original cost $53,015; purchased 04/11/13)(c)(d)	7.082%	06/01/16	46	46,368
Frontier Communications Corp., Sr. Unsec’d. Notes	8.125%	10/01/18	1,775	1,837,125
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes	7.250%	04/01/19	6,135	4,754,625
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes	7.250%	10/15/20	500	345,000
Level 3 Financing, Inc., Gtd. Notes(b)	7.000%	06/01/20	6,255	6,559,931
Qwest Capital Funding, Inc., Gtd. Notes	6.500%	11/15/18	1,000	1,040,000
Sprint Communications, Inc., Gtd. Notes, 144A	9.000%	11/15/18	2,580	2,678,298
T-Mobile USA, Inc., Gtd. Notes	6.542%	04/28/20	1,150	1,190,250
T-Mobile USA, Inc., Gtd. Notes	6.625%	11/15/20	1,000	1,040,000
Telecom Italia Capital SA (Italy), Gtd. Notes	6.999%	06/04/18	2,060	2,224,800
Telesat Canada/Telesat LLC (Canada), Gtd. Notes, 144A(b)	6.000%	05/15/17	7,000	7,008,750
UPCB Finance V Ltd. (Netherlands), Sr. Sec’d. Notes, 144A	7.250%	11/15/21	3,600	3,811,500
UPCB Finance VI Ltd. (Netherlands), Sr. Sec’d. Notes, 144A	6.875%	01/15/22	2,022	2,128,471
Wind Acquisition Finance SA (Italy), Sr. Sec’d. Notes, 144A	6.500%	04/30/20	3,300	3,341,250
Windstream Services LLC, Gtd. Notes	7.875%	11/01/17	5,750	6,023,125

				58,793,230

Transportation — 0.7%
XPO Logistics, Inc., Sr. Unsec’d. Notes, 144A(b)	7.875%	09/01/19	3,750	3,871,875

TOTAL CORPORATE BONDS (cost $713,539,117)				684,179,972

TOTAL LONG-TERM INVESTMENTS (cost $733,179,523)				701,321,495

SHORT-TERM INVESTMENT — 2.6%

			Shares
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $14,018,797)(f)			14,018,797	14,018,797

TOTAL INVESTMENTS — 132.6% (cost $747,198,320)(g)				715,340,292
Liabilities in excess of other assets(h) — (32.6)%				(176,032,597)

NET ASSETS — 100.0%				$539,307,695

The following abbreviations are used in the quarterly schedule of portfolio holdings:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
EUR	Euro
GBP	British Pound
MTN	Medium Term Note
OTC	Over-the-counter
PIK	Payment-in-Kind

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at February 29, 2016.
(b)	Represents security, or a portion thereof, with aggregate value of $358,217,383 segregated as collateral for amount of $175,000,000 borrowed and outstanding as of February 29, 2016. Of such securities, securities in the amount of $133,204,838 have been loaned for which, the amount borrowed serves as collateral. Securities on loan are subject to contractual netting arrangements.
(c)	Indicates a restricted security; the aggregate original cost of the restricted securities is $63,728,518. The aggregate value, $58,536,635, is approximately 10.9% of net assets.
(d)	Indicates a security or securities that have been deemed illiquid.
(e)	Indicates a Level 3 security. The aggregate value of Level 3 securities is $2,020,706 and 0.4% of net assets.
(f)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(g)	The United States federal income tax basis of investments and net unrealized depreciation were as follows:

Tax Basis	$760,858,646

Appreciation	1,401,040
Depreciation	(46,919,394)

Net Unrealized Depreciation	$(45,518,354)

The book basis may differ from tax basis due to certain tax-related adjustments.

(h)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Forward foreign currency exchange contracts outstanding at February 29, 2016:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Depreciation(1)
OTC forward foreign currency exchange contracts:
British Pound,
Expiring 03/02/2016	Citigroup Global Markets	GBP	1,622	$2,275,109	$2,257,782	$(17,327)
Euro,
Expiring 03/02/2016	Goldman Sachs & Co.	EUR	4,213	4,643,187	4,582,757	(60,430)

				$6,918,296	$6,840,539	$(77,757)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)(1)
OTC forward foreign currency exchange contracts:
British Pound,
Expiring 03/02/2016	JPMorgan Chase	GBP	1,551	$2,222,337	$2,159,276	$63,061
Expiring 03/02/2016	Deutsche Bank AG	GBP	71	98,480	98,506	(26)
Euro,
Expiring 03/02/2016	Goldman Sachs & Co.	EUR	4,213	4,573,320	4,582,757	(9,437)
Expiring 04/04/2016	Goldman Sachs & Co.	EUR	4,213	4,647,652	4,587,873	59,779

				$11,541,789	$11,428,412	$113,377

						$35,620

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of February 29, 2016.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of February 29, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Bank Loans	$—	$17,141,523	$—
Corporate Bonds	—	682,159,266	2,020,706
Affiliated Money Market Mutual Fund	14,018,797	—	—
Other Financial Instruments*
OTC Forward Foreign Currency Exchange Contracts	—	35,620	—

Total	$14,018,797	$699,336,409	$2,020,706

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

Corporate Bonds
Balance as of 5/31/15	$12,888,346
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)**	(91,793)
Purchases	1,569,505
Sales	(211,373)
Accrued discount/premium	—
Transfers into Level 3	754,367
Transfers out of Level 3	(12,888,346)

Balance as of 2/29/16	$2,020,706

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.
**	Of which, $(91,793) was relating to securities held at the reporting period end.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by Board, which contain unobservable inputs as follows:

Level 3 Securities	Fair Value as of February 29, 2016	Valuation Methodology	Unobservable Inputs
Corporate Bonds	$2,020,706	Market Approach	Single Broker Indicative Quote

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, securities transferred levels as follows:

Investments in Securities	Amount Transferred	Level Transfer	Logic
Corporate Bonds	$754,367	L2 to L3	Multiple Broker Quotes to Single Broker Indicative Quote
Corporate Bonds	$12,888,346	L3 to L2	Single Broker Indicative Quote to Multiple Broker Quotes

Notes to Schedule of Investments (Unaudited)

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures and options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. Such securities are valued using model prices to the extent that the valuation meets the established confidence level for each security. If the confidence level is not met or the vendor does not provide a model price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Participatory notes (P-Notes) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Bank loans traded in the OTC market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy.

OTC derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Fund may invest in illiquid securities, including repurchase agreements which have a maturity of longer than seven days, certain securities with legal or contractual restrictions on resale and securities that are not readily marketable. Restricted securities are valued pursuant to the valuation procedures noted above.

The Fund invests in the Prudential Core Taxable Money Market Fund, (the “Core Fund”), a portfolio of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PI. As of March 30, 2016, the Core Fund was repositioned as the Prudential Core Ultra Short Bond Fund.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     Prudential Short Duration High Yield Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date	April 19, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date	April 19, 2016

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial Officer

Date	April 19, 2016

*	Print the name and title of each signing officer under his or her signature.